Federal Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Federal Income Taxes [Abstract]
Purchase accounting basis difference	$ 2,735	$ 85
Allowance for loan losses	1,060	1,176
Accrued expenses and other	821	479
Alternative minimum tax credit carryforward	18	9
Total deferred tax assets	4,634	1,749
Unrealized gain on securities available-for-sale	507	3,010
Purchase accounting basis difference	2,066	370
Depreciation of premises and equipment	260	204
Federal Home Loan Bank stock dividends	581	455
Mortgage servicing rights	447	49
Deferred loan costs and other	164	129
Total deferred tax liabilities	4,025	4,217
Net deferred tax assets (liabilities)	$ 609	$ (2,468)